Income Tax - Summary of Reconciliation to the Earnings Loss Per Income Statement (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
UK Tax Authority [Member]
Disclosure Of Income Tax Credit [line items]
Statutory income tax rate	19.00%	19.00%